Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($) m²	Mar. 31, 2021 USD ($) m²	Mar. 31, 2020 USD ($)	Mar. 31, 2022 JPY (¥) m²	Mar. 31, 2021 JPY (¥) m²
Property, Plant and Equipment [Abstract]
Depreciation expense | $	$ 1,035,569	$ 441,893	$ 403,159
Piece of land, square feet (in Square Meters) | m²	16,165	16,165		16,165	16,165
Carrying value	$ 2,800,000	$ 2,800,000		¥ 340.1	¥ 340.1